Income Taxes - Schedule of Provision for Income Taxes (Details)	9 Months Ended
Sep. 30, 2015 USD ($)
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. federal statutory rate	$ (22,360)
Change in valuation allowance	$ 22,360
Provision for income taxes